Description of Business and Summary of Accounting Principles (Policies)	12 Months Ended
Apr. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries after elimination of significant intercompany balances and transactions. The wholly owned subsidiaries are Netcapital Funding Portal Inc., an equity-based funding portal registered with the SEC, Netcapital Advisors Inc., which provides marketing and strategic advice to select companies, and AthenaSoft Corp., which has been inactive for the past two years.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in income tax expense. The Company has determined that it had no significant uncertain tax positions requiring recognition or disclosure.

Revenue Recognition under ASC 606

Revenue Recognition under ASC 606

The Company recognizes service revenue from its consulting contracts, funding portal and game website using the five-step model as prescribed by ASC 606:

• Identification of the contract, or contracts, with a customer;

• Identification of the performance obligations in the contract;

• Determination of the transaction price;

• Allocation of the transaction price to the performance obligations in the contract; and

• Recognition of revenue when or as, the Company satisfies a performance obligation.

The Company identifies performance obligations in contracts with customers, which primarily are professional services, listing fees on our funding portal, and a portal fee of 4.9% of the money raised on the funding portal. The transaction price is determined based on the amount the Company expects to be entitled to receive in exchange for transferring the promised services to the customer. The transaction price in the contract is allocated to each distinct performance obligation in an amount that represents the relative amount of consideration expected to be received in exchange for satisfying each performance obligation. Revenue is recognized when performance obligations are satisfied. The Company usually bills its customers before it provides any services and begins performing services after the first payment is received. Contracts are typically one year or less. For larger contracts, in addition to the initial payment, the Company may allow for progress payments throughout the term of the contract.

Judgments and Estimates

Judgments and Estimates

The estimation of variable consideration for each performance obligation requires the Company to make subjective judgments. The Company enters into contracts with customers that regularly include promises to transfer multiple services, such as digital marketing, web-based videos, offering statements, and professional services. For arrangements with multiple services, the Company evaluates whether the individual services qualify as distinct performance obligations. In its assessment of whether a service is a distinct performance obligation, the Company determines whether the customer can benefit from the service on its own or with other readily available resources, and whether the service is separately identifiable from other services in the contract. This evaluation requires the Company to assess the nature of each individual service offering and how the services are provided in the context of the contract, including whether the services are significantly integrated, highly interrelated, or significantly modify each other, which may require judgment based on the facts and circumstances of the contract.

When agreements involve multiple distinct performance obligations, the Company allocates arrangement consideration to all performance obligations at the inception of an arrangement based on the relative standalone selling prices (SSP) of each performance obligation. Where the Company has standalone sales data for its performance obligations which are indicative of the price at which the Company sells a promised service separately to a customer, such data is used to establish SSP. In instances where standalone sales data is not available for a particular performance obligation, the Company estimates SSP by the use of observable market and cost-based inputs. The Company continues to review the factors used to establish list price and will adjust standalone selling price methodologies as necessary on a prospective basis.

Service Revenue

Service Revenue

Service revenue from subscriptions to the Company's game website is recognized over time on a ratable basis over the contractual subscription term beginning on the date that the platform is made available to the customer. Payments received in advance of subscription services being rendered are recorded as a deferred revenue. Professional services revenue is recognized over time as the services are rendered.

When a contract with a customer is signed, the Company assesses whether collection of the fees under the arrangement is probable. The Company estimates the amount to reserve for uncollectible amounts based on the aging of the contract balance, current and historical customer trends, and communications with its customers. These reserves are recorded as operating expenses against the contract asset (Accounts Receivable).

Contract Assets

Contract Assets

Contract assets are recorded for those parts of the contract consideration not yet invoiced but for which the performance obligations are completed. The revenue is recognized when the customer receives services. Contract assets are included in other current assets in the consolidated balance sheets and will be recognized during the succeeding twelve-month period.

Deferred Revenue

Deferred Revenue

Deferred revenues represent billings or payments received in advance of revenue recognition and is recognized upon transfer of control. Balances consist primarily of annual plan subscription services and professional services not yet provided as of the balance sheet date. Deferred revenues that will be recognized during the succeeding twelve-month period are recorded as current deferred revenues in the consolidated balance sheets, with the remainder recorded as other non-current liabilities in the consolidated balance sheets.

Costs to Obtain a Customer Contract

Costs to Obtain a Customer Contract

Sales commissions and related expenses are considered incremental and recoverable costs of acquiring customer contracts. These costs are capitalized as other current or non-current assets and amortized on a straight-line basis over the life of the contract, which approximates the benefit period. The benefit period was estimated by taking into consideration the length of customer contracts, technology lifecycle, and other factors.

All sales commissions are recorded as consulting fees within the Company's consolidated statement of operations.

Remaining Performance Obligations

Remaining Performance Obligations

The Company's subscription terms are typically less than one year. All of the Company’s revenues in the years ended April 30, 2021 and 2020, which amounted to $4,721,003 and $1,753,558, respectively, are considered contract revenues. Contract revenue as of April 30, 2021 and 2020, which has not yet been recognized, amounted to $622 and $656, respectively, and is recorded on the balance sheet as deferred revenue. The Company expects to recognize revenue on all of its remaining performance obligations over the next 12 months.

Costs of Services	Costs of Services Costs of services consist of direct costs that we pay to third parties in order to provide the services that generate revenue.
Earnings Per Share

Earnings Per Share

Earnings per share is computed by dividing net income by the weighted-average number of shares outstanding. The Company has no stock options, warrants or convertible debt, but has a contingent consideration liability that requires it to issue up to 397,293 shares of common stock, and is dilutive.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company did not have any cash equivalents during fiscal 2021 and 2020. The Company uses three financial institutions for its cash balances and has maintained cash balances that exceed federally insured limits.

Accounts Receivable

Accounts Receivable

The Company extends credit to its customers in the normal course of business and performs ongoing credit evaluations of its customers, maintaining an allowance for potential credit losses. Accounts receivable is reported net of the allowance for doubtful accounts. The allowance is based on management’s estimate of the amount of receivables that will be collected. The Company recorded an allowance for doubtful accounts of $60,325 and $0 as of April 30, 2021 and 2020, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including the vesting of restricted stock grants to employees, to be recognized in the financial statements based on their fair values. The fair value of the equity instrument is charged directly to compensation expense and credited to common stock and capital in excess of par value during the period during which services are rendered.

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for common stock issued to consultants and other non-employees. These shares of common stock are issued as compensation for services provided to the Company and are accounted for based upon the fair market value of the common stock. The fair value of the equity instrument is charged directly to compensation expense, or to prepaid expenses in instances where stock was issued under a contractual arrangement to a consultant who agreed to provide services over a period of time.

Advertising Expenses	Advertising Expenses Advertising and marketing expenses are recorded separately in the Statements of Operations and are expensed as incurred.
Equity Securities

Equity Securities

All investments in equity securities are initially measured at cost. Cost is based upon either the cost of the investment, the fair value of the services provided or the estimated market value of the investment at the time it was acquired, whichever can be more clearly determined. If the Company identifies an observable price change in an orderly transaction for an identical or similar investment of the same issuer, the Company measures the equity security at fair value as of the date that the observable transaction occurred.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimate relates to investments, the allowance for doubtful accounts and the income tax valuation allowance. On a continual basis, management reviews its estimates, utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Determination of Fair Value

Determination of Fair Value

Cash and cash equivalents, accounts receivable, and accounts payable

In general, carrying amounts approximate fair value because of the short maturity of these instruments.

Deferred Revenue

Deferred Revenue represents revenues collected but not earned as of the year end. The Company renders services, or rights to use its software, over a specific time period and revenues are recognized as earned as time passes.

Debt

At April 30, 2021 and 2020, the Company’s secured and unsecured debt was carried at its face value plus accrued interest.

The Company has no instruments with significant off balance sheet risk.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments-Credit Losses.  The new guidance provides better representation about expected credit losses on financial instruments. This update requires the use of a methodology that reflects expected losses and requires consideration of a broader range of reasonable and supportive information to inform credit loss estimates.  This ASU is effective for reporting periods beginning after December 15, 2022, with early adoption permitted.  The company is studying the impact of adopting the ASU in fiscal year 2023, and what effect it could have. The Company believes the accounting change would not have a material effect on the financial statements.

In June 2018, the FASB issued ASU 2018-07, Improvement to Nonemployee Share-based Payment Accounting, which simplifies the accounting for share-based payments. The company elected early adoption of this ASU, using the modified retrospective approach, so that all stock compensation to employees and nonemployees is treated under the same guidance as in ASC 718.

In December 2019, the FASB issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for us in the first quarter of fiscal 2022 on a prospective basis, and early adoption is permitted. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.